Financial Risk Management and Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management and Policies [Abstract]
Financial Risk Management and Policies
26	Financial Risk Management And Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks. The Group’s borrowing are issued at fixed rate of interest.

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the interim consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 7,217,746 (2021: 11,675,815). The Group has determined that an increase/(decrease) of 10% on the NASDAQ could have an impact of approximately USD 721,774 (2021: USD 1,167,581) increase/(decrease) on the income and equity attributable to the Group.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the interim consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2022 and 2021.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity Risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility.

The table below summarizes the maturity profile of the Group’s financial liabilities at June 30, 2022 and December 31, 2021 based on contractual undiscounted payments.

	On Demand	Upto 1 Year	1 to 5 Years	> 5 Years	Total
	USD	USD	USD	USD	USD
June 30, 2022
Bonds (Including accrued interest)	176,925,643	4,361,794	1,980,670	Nil	183,268,107

Lease liability	Nil	9,872,066	Nil	82,051,676	91,923,742
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	107,940,623	Nil	Nil	107,940,623
Total	176,925,643	122,174,483	1,980,670	82,051,676	383,132,472

December 31, 2021
Bonds (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	88,342,208
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings.

Borrowing	179,302,447	182,781,617
Lease liability	91,923,742	89,781,180
Less: cash and cash equivalents	(1,015,899)	(1,452,316)
Net debt	270,210,290	271,110,481
Total capital	81,810,609	78,491,436
Capital and net debt	352,020,899	349,601,917
Gearing ratio	77%	78%

31	Financial Risk Management and Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks. The Group’s borrowing are issued at fixed rate of interest.

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 4,245,780 (2021: 11,675,815). The Group has determined that an increase/(decrease) of 10% on the NASDAQ could have an impact of approximately USD 424,578 (2021: USD 1,167,582) increase/(decrease) on the income and equity attributable to the Group.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2022 and 2021.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity Risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility.

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31, 2022 and December 31, 2021 based on contractual undiscounted payments.

	On Demand	Upto 1 Year	1 to 5 Years	>5 Years	Total
	USD	USD	USD	USD	USD
December 31, 2022
Borrowings (Including accrued interest)	171,343,445	396,134	1,782,603	Nil	173,522,182
Lease liability	Nil	5,428,131	17,164,474	68,280,806	90,873,411
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	93,903,217	Nil	Nil	93,903,217
Total	171,343,445	99,727,482	18,947,077	68,280,806	358,298,810

December 31, 2021
Borrowings (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	88,342,208
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings.

(Figures in USD)	2022	2021
Borrowing	173,522,182	182,781,617
Lease liability	90,873,411	89,781,180
Less: cash and cash equivalents	(940,925)	(1,452,316)
Net debt	263,454,668	271,110,481
Total capital	105,094,692	78,491,436
Capital and net debt	368,549,360	349,601,917

Gearing ratio	71%	71%

31	Financial Risk Management and Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks. The Group’s borrowing are issued at fixed rate of interest.

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 11,675,815 (2020: 13,161,838). The Group has determined that an increase/(decrease) of 10% on the NASDAQ could have an impact of approximately USD 1,167,582 (2020: USD 1,316,838) increase/(decrease) on the income and equity attributable to the Group.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2021 and 2020.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity Risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility.

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31, 2021 and December 31, 2020 based on contractual undiscounted payments.

December 31, 2021	On Demand USD	Upto 1 Year USD	1 to 5 Years USD	> 5 Years USD	Total USD
Bonds (Including accrued interest)	182,781,617	Nil	Nil	Nil	182,781,617
Lease liability	Nil	5,978,847	18,899,037	64,903,296	89,781,180
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	88,342,208	Nil	Nil	86,300,281
Total	182,781,617	94,321,055	18,899,037	64,903,296	360,905,005

December 31, 2020
Term loans (Including accrued interest)	Nil	11,250,000	180,014,715	Nil	191,264,715
Lease liability	Nil	6,586,405	20,812,094	60,113,234	87,511,733
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	86,970,181	Nil	Nil	86,970,181
Total	Nil	86,970,181	Nil	Nil	86,970,181

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings.

Borrowing	182,781,617	187,014,715
Lease liability	89,781,180	87,511,733
Less: cash and cash equivalents	(1,452,316)	(20,989,970)
Net debt	271,110,481	253,536,478
Total capital	78,491,436	52,545,053
Capital and net debt	349,601,917	306,081,531
Gearing ratio	78%	83%

33	Financial Risk Management and Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks. The Group’s borrowing are issued at fixed rate of interest.

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 13,161,838 (2019: 15,709,460). The Group has determined that an increase/(decrease) of 10% on the NASDAQ could have an impact of approximately USD 1,316,838 (2019: USD 1,570,946) increase/(decrease) on the income and equity attributable to the Group.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2020 and 2019.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity Risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility.

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31, 2020 and December 31, 2019 based on contractual undiscounted payments.

	On	Upto	1 to 5	> 5
	Demand	1 Year	Years	Years	Total
	USD	USD	USD	USD	USD
December 31, 2020
Bonds (Including accrued interest)	Nil	11,250,000	180,014,715	Nil	191,264,715
Lease liability	Nil	2,591,557	25,823,081	59,097,095	87,511,733
Derivative financial instruments	Nil	Nil	Nil	Nil	Nil
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	86,970,181	Nil	Nil	86,970,181
Total	Nil	100,811,738	205,837,796	59,097,095	365,746,629

December 31, 2019

Term loans (Including accrued interest)	Nil	17,834,569	33,610,603	40,550,347	91,995,519
Lease liability	Nil	2,359,590	9,919,810	213,469,800	225,749,200
Derivative financial instruments	Nil	1,518,249	Nil	Nil	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	115,633,080	Nil	Nil	115,633,080
Total	Nil	137,345,488	43,530,413	254,020,147	434,896,048

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings.

Borrowings	187,014,715	88,700,137
Lease liability	87,511,733	30,779,138
Less: Cash and cash	(20,989,970)	(19,830,771)
equivalents	253,536,478	99,648,504
Net debt	52,545,053	50,258,618
Total capital	306,081,531	149,907,122
Capital and net debt	83%	66%
Gearing ratio

32	Financial Risk Management And Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks and interest bearing loans and borrowings at variable rates.

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2019 and 2018.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity Risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to term loans to ensure compliance with all covenants for each specific facility.

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31, 2019 and December 31, 2018 based on contractual undiscounted payments.

	On	Upto	1 to 5	> 5
	Demand	1 Year	Years	Years	Total
	USD	USD	USD	USD	USD
December 31, 2019
Term loans (Including accrued interest)	Nil	17,834,569	33,610,603	40,550,347	91,995,519
Lease liability	Nil	2,359,590	9,919,810	213,469,800	225,749,200
Derivative financial instruments	Nil	1,518,249	Nil	Nil	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	115,633,080	Nil	Nil	115,633,080
Total	Nil	137,345,488	43,530,413	254,020,147	434,896,048
December 31, 2018
Bank overdraft/ Term loans	3,745,048	Nil	Nil	Nil	3,745,048
(Including accrued interest)	95,702,779	Nil	Nil	Nil	95,702,779
Lease liability	Nil	2,313,324	9,725,304	216,023,896	228,062,524
Derivative financial instruments	Nil	1,190,073	Nil	Nil	1,190,073
Accounts payable, accruals and other payables (excluding accrued interest)	Nil	35,946,217	Nil	Nil	35,946,217
Total	99,447,827	39,449,614	9,725,304	216,023,896	364,646,641

The derivative warrant liabilities have not been included in the table above as there is no requirement to settle the warrants in cash.

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, term loans, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings.

Term loans
Lease liability	88,700,137	94,792,088
Less: cash and cash	30,779,138	30,221,426
equivalents	(19,830,771)	3,707,697
Net debt	99,648,504	128,721,211
Total capital	50,258,618	31,246,573
Capital and net debt	149,907,122	159,967,784
Gearing ratio	66%	80%